Trade Receivables, Net (Details) - HKD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Trade Receivable [Member]
Trade Receivables, Net [Line Items]
Provision for allowance for credit loss of trade receivables	$ 313,000	$ 64,000